Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares		9 Months Ended	12 Months Ended
	Sep. 17, 2021	Sep. 30, 2021	Dec. 31, 2021
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Volatility	62.50%	62.50%	60.00%
Stock price (in Dollars per share)	$ 11.57	$ 14.96	$ 10.62
Expected life	5 years	5 years	4 years 8 months 12 days
Risk-free rate	0.90%	1.00%	1.20%
Dividend yield	0.00%	0.00%	0.00%